Equity-Based Compensation - Narrative (Details)		1 Months Ended		8 Months Ended	12 Months Ended
	May 16, 2018 USD ($) $ / shares shares	May 31, 2018 shares	Apr. 30, 2015 $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) period $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	May 15, 2018 shares	Dec. 31, 2015 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value of options exercised					$ 500,000
Total unrecognized equity-based compensation of options				$ 28,500,000	$ 28,500,000
Requisite service period					1 year 4 months 24 days
Cumulative adjustment to equity-based compensation expense					$ 7,800,000
Total proceeds received for shares issued under the ESPP					12,500,000
Payment for settlement of equity appreciation rights					325,000	$ 0	$ 0
Equity-based compensation capitalized as internal-use software					$ 461,000	0	0
Incentive Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amount paid on redemption						$ 4,100,000	$ 2,000,000
Redeemed (in shares) | shares						582,804	353,357
Compensation expense from redemption						$ 400,000	$ 100,000
Units outstanding (in shares) | shares				0	0	5,610,650	5,676,792		4,649,737
Number of shares granted (in shares) | shares						2,462,220	4,338,813
Weighted-average threshold amount (in dollars per share) | $ / shares						$ 4.07	$ 3.66
Incentive Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair value						$ 14,000,000	$ 13,100,000
Class A Common Shares Incentive Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units outstanding (in shares) | shares	605,390			0	0
LLC Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair value				$ 34,500,000
Total unrecognized equity-based compensation				$ 22,000,000	$ 22,000,000
Recognition period					2 years 2 months 12 days
Units outstanding (in shares) | shares	3,942,674			3,195,322	3,195,322
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized equity-based compensation				$ 60,000,000	$ 60,000,000
Recognition period					2 years 10 months 24 days
Requisite service period					4 years
Cumulative adjustment to equity-based compensation expense	$ 7,800,000
Restricted Stock Units (RSUs) | First Anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percent of awards vested					25.00%
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ratable vesting period					6 months
Vesting period					2 years
Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized equity-based compensation				$ 13,800,000	$ 13,800,000
Recognition period					1 year 6 months
Shares reserved for issuance (in shares) | shares		2,970,000
Number of additional shares allowable under the plan (in shares) | shares		2,970,000
Percent of outstanding shares of capital stock		1.50%
Consecutive offering period					24 months
Number of purchase periods | period					4
Purchase period					6 months
Fixed contribution amount percentage				75.00%	75.00%
Maximum fixed contribution amount					$ 12,500
Maximum number of shares able to be purchased (in shares) | shares					5,000
Purchase price, percent					85.00%
Number of shares issuable (in shares) | shares				2,039,276	2,039,276
Number of shares purchased (in shares) | shares					836,365
Purchase price (in dollars per share) | $ / shares				$ 12.75	$ 12.75
Shares paid for tax withholding for share based compensation (in shares) | shares					148,837
Equity appreciation rights
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			4 years
Cumulative adjustment to equity-based compensation expense					$ 100,000
Number of shares granted (in shares) | shares			42,735
Weighted-average threshold amount (in dollars per share) | $ / shares			$ 4.68
Payment for settlement of equity appreciation rights					$ 300,000
Equity appreciation rights | First Anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percent of awards vested			25.00%
2018 Equity Incentive Plan | Stock Compensation Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance (in shares) | shares	22,149,995
Number of additional shares allowable under the plan (in shares) | shares	14,900,000
Percent of outstanding shares of capital stock	5.00%
2018 Equity Incentive Plan | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units outstanding (in shares) | shares	4,508,835
2017 Equity Incentive Plan | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units outstanding (in shares) | shares								4,508,835
IPO
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock price (in dollars per share) | $ / shares	$ 15